Exhibit 99.7

Monthly Investor Report: Verizon Master Trust - VZMT 2024-4

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

November 2025	12/22/2025	18	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/22/26	06/20/2029	$288,686,000.00		5.21%			5.21%
Class A-1b	6/22/26	06/20/2029	$245,918,000.00	32	SOFR +0.55%	12/15/2025	3.94338%	4.49%
Class B	6/22/26	06/20/2029	$40,872,000.00		5.40%			5.40%
Class C	6/22/26	06/20/2029	$24,524,000.00		5.60%			5.60%

Total			$600,000,000.00

Series 2024-4 Allocation % x Group One Available Funds	$41,157,541.22
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$41,157,541.22

Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$44.09	$44.09	$0.00	$0.00	$41,157,497.13
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$41,157,497.13
Asset Representations Reviewer Fee	$21.80	$21.80	$0.00	$0.00	$41,157,475.33
Supplemental ARR Fee	$87.20	$87.20	$0.00	$0.00	$41,157,388.13
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$41,156,138.13
Servicing Fee	$462,024.29	$462,024.29	$0.00	$0.00	$40,694,113.84
Class A-1a Note Interest	$1,253,378.38	$1,253,378.38	$0.00	$0.00	$39,440,735.46
Class A-1b Note Interest	$982,224.91	$982,224.91	$0.00	$0.00	$38,458,510.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,458,510.55
Class B Note Interest	$183,924.00	$183,924.00	$0.00	$0.00	$38,274,586.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,274,586.55
Class C Note Interest	$114,445.33	$114,445.33	$0.00	$0.00	$38,160,141.22
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,160,141.22
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$38,160,141.22
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,160,141.22
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$38,160,141.22
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$38,160,141.22
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$38,160,141.22
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$38,160,141.22
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$38,160,141.22
Class R Interest	$38,160,141.22	$38,160,141.22	$0.00	$0.00	$0.00

Total	$41,157,541.22	$41,157,541.22	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,253,378.38	$0.00	$0.00	$1,253,378.38
Class A-1b	$0.00	$0.00	$982,224.91	$0.00	$0.00	$982,224.91
Class B	$0.00	$0.00	$183,924.00	$0.00	$0.00	$183,924.00
Class C	$0.00	$0.00	$114,445.33	$0.00	$0.00	$114,445.33

Total	$0.00	$0.00	$2,533,972.62	$0.00	$0.00	$2,533,972.62

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.34	$0.00	$4.34	$288,686,000.00	1.00	$288,686,000.00	1.00
Class A-1b	$1,000.00	$3.99	$0.00	$3.99	$245,918,000.00	1.00	$245,918,000.00	1.00
Class B	$1,000.00	$4.50	$0.00	$4.50	$40,872,000.00	1.00	$40,872,000.00	1.00
Class C	$1,000.00	$4.67	$0.00	$4.67	$24,524,000.00	1.00	$24,524,000.00	1.00

Total	$1,000.00	$4.22	$0.00	$4.22	$600,000,000.00	1.00	$600,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$300,000,000.00		$300,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.